CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(Loss) gain arising from defined benefit plan, net of tax	¥ 2	¥ 0	¥ (3)
Loss from fair value changes of debt securities, net of tax	(3)	(13)	(3)
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0